Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] $ in Thousands	Jun. 30, 2024 USD ($)
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	$ 5,471
Level 1 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
Level 2 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
Level 3 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	5,471
Earnout liability [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	2,960
Earnout liability [Member] | Level 1 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
Earnout liability [Member] | Level 2 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
Earnout liability [Member] | Level 3 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	2,960
PIPE make-whole liability [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	1,949
PIPE make-whole liability [Member] | Level 1 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
PIPE make-whole liability [Member] | Level 2 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
PIPE make-whole liability [Member] | Level 3 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	1,949
Private Warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	562
Private Warrants [Member] | Level 1 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
Private Warrants [Member] | Level 2 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
Private Warrants [Member] | Level 3 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	$ 562